Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Annual repayment for 2017	$ 84,675
Annual repayment for 2018	206,866
Annual repayment for 2019	160,819
Annual repayment for 2020	352,291
Annual repayment for 2021	133,796
Total	$ 938,447	$ 1,058,327